Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment - Gross	$ 11,405,148	$ 11,484,345	$ 10,279,065
Less: accumulated depreciation	(3,849,931)	(3,691,402)	(2,869,963)
Property and equipment - net	7,555,217	7,792,943	7,409,102
Buildings [Member]
Property and equipment - Gross	7,093,177	7,574,580	6,591,416
Useful Life (Years)	20 years	20 years	20 years
Operating equipment [Member]
Property and equipment - Gross	3,792,360	3,401,535	3,273,355
Operating equipment [Member] | Maximum [Member]
Useful Life (Years)	10 years	10 years	10 years
Operating equipment [Member] | Minimum [Member]
Useful Life (Years)	4 years	4 years	4 years
Office Equipment [Member]
Property and equipment - Gross	110,783	102,897	73,774
Useful Life (Years)	5 years	5 years	5 years
Vehicles [Member]
Property and equipment - Gross	$ 408,828	$ 405,333	$ 340,520
Vehicles [Member] | Maximum [Member]
Useful Life (Years)	8 years	8 years	8 years
Vehicles [Member] | Minimum [Member]
Useful Life (Years)	5 years	5 years	5 years